UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

November 30, 2007

 unaudited

Common stocks — 87.16%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.49%
Google Inc., Class A1	6,997,500	$4,849,267
Microsoft Corp.	129,170,000	4,340,112
Nokia Corp. (ADR)	50,529,974	1,987,344
Nokia Corp.	46,628,000	1,865,103
Oracle Corp.[1]	165,601,406	3,341,836
Cisco Systems, Inc.[1]	113,090,000	3,168,782
Yahoo! Inc.[1]	65,238,000	1,749,031
Apple Inc.[1]	8,494,970	1,547,953
International Business Machines Corp.	10,495,000	1,103,864
Texas Instruments Inc.	34,899,000	1,101,761
Samsung Electronics Co., Ltd.	1,759,169	1,079,421
Intel Corp.	35,270,000	919,842
KLA-Tencor Corp.[2]	12,940,000	622,155
Linear Technology Corp.[2]	19,850,000	604,631
EMC Corp.[1]	30,582,700	589,329
Applied Materials, Inc.	29,750,000	560,192
MEMC Electronic Materials, Inc.[1]	6,738,502	522,773
Taiwan Semiconductor Manufacturing Co. Ltd.	197,506,472	370,956
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,769,135	126,670
Intuit Inc.[1,2]	16,825,000	493,309
Xilinx, Inc.[2]	21,855,500	478,635
Paychex, Inc.	11,950,000	466,050
Dell Inc.[1]	18,910,000	464,051
Symantec Corp.[1]	25,800,000	459,240
Analog Devices, Inc.	14,138,085	435,170
Motorola, Inc.	27,134,800	433,343
Flextronics International Ltd.[1]	33,634,547	402,269
Maxim Integrated Products, Inc.[2]	17,025,000	394,810
Altera Corp.[2]	19,831,400	372,434
Hon Hai Precision Industry Co., Ltd.	56,205,883	358,854
Kyocera Corp.	3,500,000	313,908
Nortel Networks Corp.[1]	18,248,700	307,308
ASML Holding NV (New York registered)[1]	8,555,555	297,306
Iron Mountain Inc.[1]	7,750,000	282,720
Tyco Electronics Ltd.	7,363,000	275,303
QUALCOMM Inc.	6,406,615	261,262
Accenture Ltd, Class A	7,525,000	260,064
Automatic Data Processing, Inc.	5,500,000	247,830
Micron Technology, Inc.[1]	26,600,000	221,312
Corning Inc.	9,000,000	218,610
Nintendo Co., Ltd.	325,000	197,742
Microchip Technology Inc.	6,005,000	172,884
Canon, Inc.	3,000,000	157,112
Advanced Micro Devices, Inc.[1]	15,748,300	153,703
Hirose Electric Co., Ltd.	1,361,200	152,880
Jabil Circuit, Inc.	8,200,000	138,990
Lam Research Corp.[1]	3,000,000	137,550
Fiserv, Inc.[1]	2,250,000	115,493
Sun Microsystems, Inc.[1]	5,331,675	110,792
Rohm Co., Ltd.	1,082,000	99,091
Comverse Technology, Inc.[1]	6,000,000	97,200
AU Optronics Corp.	35,696,537	69,147
Diebold, Inc.	2,000,000	67,920
Teradyne, Inc.[1]	4,975,000	54,178
Quanta Computer Inc.	34,951,705	52,539
Murata Manufacturing Co., Ltd.	550,000	32,076
Western Union Co.	890,000	20,114
ProAct Holdings, LLC[1,3,4]	6,500,000	—
		39,724,221

ENERGY — 11.76%
Schlumberger Ltd.	37,449,400	3,499,647
Suncor Energy Inc.	18,438,347	1,765,008
Baker Hughes Inc.[2]	17,916,915	1,438,191
Devon Energy Corp.	17,169,900	1,421,839
EOG Resources, Inc.[2]	15,885,000	1,314,960
Canadian Natural Resources, Ltd.	19,100,350	1,241,485
BG Group PLC	46,516,737	974,167
Transocean Inc.[1]	6,849,014	940,301
Occidental Petroleum Corp.	11,330,000	790,494
ConocoPhillips	9,353,300	748,638
Petro-Canada	14,427,900	697,705
CONSOL Energy Inc.[2,4]	7,400,000	438,672
CONSOL Energy Inc.[2]	3,456,400	204,895
Cameco Corp.	15,026,800	622,800
OAO LUKOIL (ADR)	7,237,000	619,487
Smith International, Inc.	8,023,000	503,203
OAO Gazprom (ADR)	9,441,800	497,583
Noble Energy, Inc.	6,859,000	494,122
Nexen Inc.	17,036,577	484,250
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	4,953,200	476,993
Halliburton Co.	12,995,000	475,747
BJ Services Co.[2]	17,725,000	435,681
Newfield Exploration Co.[1,2]	8,264,800	412,000
Chevron Corp.	4,450,000	390,577
Imperial Oil Ltd.	7,605,954	366,667
Exxon Mobil Corp.	3,900,000	347,724
Anadarko Petroleum Corp.	5,000,000	283,000
Arch Coal, Inc.	4,800,000	181,728
Murphy Oil Corp.	2,318,000	165,783
Diamond Offshore Drilling, Inc.	1,400,000	163,002
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	162,860
Peabody Energy Corp.	2,830,000	157,461
Rowan Companies, Inc.	2,200,000	77,880
		22,794,550

CONSUMER DISCRETIONARY — 11.51%
Target Corp.[2]	42,784,502	2,569,637
Lowe’s Companies, Inc.[2]	96,114,400	2,346,153
Time Warner Inc.	97,922,000	1,690,134
Carnival Corp., units	29,181,180	1,316,655
News Corp., Class A	62,134,800	1,309,180
Las Vegas Sands Corp.[1]	11,390,000	1,291,626
Best Buy Co., Inc.[2]	22,663,400	1,156,967
Liberty Media Holding Corp., Liberty Interactive, Series A1,2	38,167,500	769,075
Comcast Corp., Class A1	30,160,000	619,486
Comcast Corp., Class A, special nonvoting stock[1]	6,000,000	121,260
International Game Technology[2]	16,800,000	733,488
MGM Mirage, Inc.[1]	8,311,981	718,986
Garmin Ltd.	6,540,000	702,069
Johnson Controls, Inc.	18,140,400	700,582
Kohl’s Corp.[1]	12,900,000	635,712
YUM! Brands, Inc.	16,806,000	624,343
Time Warner Cable Inc., Class A1	17,831,300	464,149
McDonald’s Corp.	7,499,000	438,467
Limited Brands, Inc.	16,000,000	321,280
Magna International Inc., Class A	3,620,000	305,057
Starbucks Corp.[1]	13,000,000	304,070
Harman International Industries, Inc.[2]	4,078,900	300,207
Shaw Communications Inc., Class B, nonvoting	12,000,000	297,360
CarMax, Inc.[1,2]	12,600,000	288,162
Harrah’s Entertainment, Inc.	2,721,036	239,642
Fortune Brands Inc.	3,000,000	229,950
Nikon Corp.	6,856,000	213,207
Toyota Motor Corp.	2,730,000	153,553
Royal Caribbean Cruises Ltd.	3,688,021	149,586
Williams-Sonoma, Inc.	4,605,000	134,052
Boyd Gaming Corp.	3,458,500	133,913
Ross Stores, Inc.	5,067,000	133,667
Expedia, Inc.[1]	3,774,800	123,058
SEGA SAMMY HOLDINGS INC.	8,425,000	107,230
Harley-Davidson, Inc.	2,109,500	101,298
DreamWorks Animation SKG, Inc., Class A1	3,500,000	92,050
Gentex Corp.	4,600,000	91,172
TJX Companies, Inc.	3,000,000	88,020
XM Satellite Radio Holdings Inc., Class A1	5,367,555	83,734
Brinker International, Inc.	3,000,000	69,090
Lennar Corp., Class A	3,500,000	55,440
Getty Images, Inc.[1]	1,888,800	55,059
E. W. Scripps Co., Class A	1,000,000	43,450
		22,321,276

HEALTH CARE — 11.11%
Roche Holding AG	20,300,449	3,876,260
Medtronic, Inc.	38,569,000	1,961,234
Schering-Plough Corp.	41,278,200	1,292,008
Genentech, Inc.[1]	16,830,000	1,283,287
Eli Lilly and Co.	24,220,000	1,282,449
Gilead Sciences, Inc.[1]	24,760,000	1,152,330
UnitedHealth Group Inc.	19,975,000	1,098,625
Stryker Corp.	14,607,000	1,060,906
Amgen Inc.[1]	16,223,000	896,321
Novo Nordisk A/S, Class B	4,763,700	606,656
Boston Scientific Corp.[1]	45,300,000	572,139
Cardinal Health, Inc.	9,375,000	567,656
Biogen Idec Inc.[1]	6,775,000	502,163
WellPoint, Inc.[1]	5,771,400	486,010
Aetna Inc.	8,375,000	467,995
Allergan, Inc.	6,570,000	440,453
Celgene Corp.[1]	6,800,000	418,540
Merck & Co., Inc.	6,000,000	356,160
McKesson Corp.	4,900,000	326,977
Abbott Laboratories	5,500,000	316,305
Wyeth	6,117,000	300,345
Teva Pharmaceutical Industries Ltd. (ADR)	6,599,307	294,527
C. R. Bard, Inc.	3,249,500	274,680
Intuitive Surgical, Inc.[1]	700,000	229,376
AstraZeneca PLC (Sweden)	4,778,000	229,293
Johnson & Johnson	3,050,000	206,607
Forest Laboratories, Inc.[1]	4,366,000	168,309
CIGNA Corp.	3,000,000	160,830
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	145,273
St. Jude Medical, Inc.[1]	3,100,000	123,225
Cephalon, Inc.[1]	1,400,000	104,888
Amylin Pharmaceuticals, Inc.[1]	2,425,000	92,611
Zimmer Holdings, Inc.[1]	1,000,000	64,730
Covidien Ltd.	1,565,475	62,791
Affymetrix, Inc.[1]	2,000,000	41,700
Martek Biosciences Corp.[1]	1,507,500	38,984
APP Pharmaceuticals, Inc.[1]	2,200,000	25,850
Applera Corp., Celera group[1]	528,800	7,995
		21,536,488

INDUSTRIALS — 7.56%
General Electric Co.	71,160,000	2,724,716
United Parcel Service, Inc., Class B	18,383,500	1,354,496
Caterpillar Inc.	16,666,000	1,198,285
Boeing Co.	12,400,000	1,147,496
General Dynamics Corp.	11,641,400	1,033,524
FedEx Corp.	9,374,800	923,137
Illinois Tool Works Inc.	15,040,000	834,720
Southwest Airlines Co.[2]	43,578,877	616,641
Deutsche Post AG	15,460,000	526,327
Mitsubishi Heavy Industries, Ltd.	108,180,000	521,690
Tyco International Ltd.	11,303,475	453,608
Lockheed Martin Corp.	3,330,000	368,531
Raytheon Co.	4,700,000	290,695
Union Pacific Corp.	2,000,000	252,280
Northrop Grumman Corp.	3,182,000	250,710
United Technologies Corp.	3,340,000	249,732
Robert Half International Inc.[2]	8,310,000	224,038
Mitsubishi Corp.	7,400,000	212,115
Norfolk Southern Corp.	4,000,000	204,840
UAL Corp.[1]	5,000,000	204,700
Allied Waste Industries, Inc.[1]	15,000,000	171,150
Monster Worldwide, Inc.[1]	4,939,500	166,807
Burlington Northern Santa Fe Corp.	1,885,000	157,435
Precision Castparts Corp.	857,000	126,270
Bombardier Inc., Class B1	19,133,250	115,895
ChoicePoint Inc.[1]	2,577,638	97,564
Continental Airlines, Inc., Class B1	3,400,000	95,710
Avery Dennison Corp.	1,598,000	83,272
JetBlue Airways Corp.[1]	6,216,000	43,512
Cintas Corp.	145,809	4,664
		14,654,560

FINANCIALS — 7.46%
Fannie Mae[2]	56,633,870	2,175,873
Berkshire Hathaway Inc., Class A1	14,790	2,072,079
American International Group, Inc.	27,300,200	1,586,961
Citigroup Inc.	40,566,000	1,350,848
Freddie Mac	25,821,050	905,544
Banco Bradesco SA, preferred nominative (ADR)	23,296,600	748,986
Bank of New York Mellon Corp.	14,667,838	703,469
Wells Fargo & Co.	14,800,000	479,964
ICICI Bank Ltd.	14,000,000	417,661
XL Capital Ltd., Class A	5,829,000	341,171
Mitsubishi Estate Co., Ltd.	12,615,000	337,719
Marsh & McLennan Companies, Inc.	13,175,000	330,956
PNC Financial Services Group, Inc.	4,393,800	321,670
Banco Bilbao Vizcaya Argentaria, SA	12,695,000	316,744
AFLAC Inc.	4,645,000	290,963
HDFC Bank Ltd.	6,633,200	288,192
T. Rowe Price Group, Inc.	4,000,000	245,920
State Street Corp.	2,370,000	189,339
AMP Ltd.	21,000,000	187,749
SunTrust Banks, Inc.	2,518,500	176,572
Marshall & Ilsley Corp.	4,399,998	138,468
Credit Suisse Group	2,085,000	125,902
AXIS Capital Holdings Ltd.	3,140,000	119,760
Zions Bancorporation	2,145,000	117,053
Grupo Financiero Banorte, SAB de CV, Series O	25,612,861	111,188
BOC Hong Kong (Holdings) Ltd.	37,386,000	97,708
Old Republic International Corp.	4,640,000	69,646
Protective Life Corp.	1,500,000	62,070
OJSC VTB Bank (GDR)[1]	5,260,118	47,867
Popular, Inc.	4,000,000	38,440
Willis Group Holdings Ltd.	900,000	35,946
Umpqua Holdings Corp.	2,175,000	35,104
		14,467,532

CONSUMER STAPLES — 5.84%
Altria Group, Inc.	28,536,700	2,213,306
PepsiCo, Inc.	23,800,000	1,836,884
Coca-Cola Co.	27,405,000	1,701,851
Walgreen Co.	27,391,100	1,002,240
Bunge Ltd.[2]	6,850,000	769,529
Archer Daniels Midland Co.	18,580,000	675,383
Groupe Danone SA	6,335,000	559,947
Wm. Wrigley Jr. Co.	7,762,500	496,800
L’Oréal SA	3,115,000	433,743
Wal-Mart Stores, Inc.	5,950,000	285,005
Avon Products, Inc.	6,550,000	268,878
Kerry Group PLC, Class A2	8,965,824	261,312
Whole Foods Market, Inc.	5,549,600	238,688
Constellation Brands, Inc., Class A1	6,200,000	146,010
SYSCO Corp.	4,404,100	143,177
IAWS Group PLC	6,175,000	134,051
Diageo PLC	4,000,000	89,941
General Mills, Inc.	1,235,000	74,285
		11,331,030

MATERIALS — 4.69%
Barrick Gold Corp.	32,175,000	1,303,409
Syngenta AG2	5,200,000	1,283,183
Potash Corp. of Saskatchewan Inc.	9,162,000	1,098,432
Newmont Mining Corp.	16,898,000	839,662
Rio Tinto PLC	7,172,960	832,250
Monsanto Co.	6,239,400	620,009
CRH PLC	15,311,798	580,125
Newcrest Mining Ltd.	17,931,022	533,739
USX Corp.	4,580,000	447,466
BHP Billiton Ltd.	10,215,000	387,102
Freeport-McMoRan Copper & Gold Inc.	3,633,000	359,413
Sigma-Aldrich Corp.	5,250,000	276,413
Sealed Air Corp.[2]	8,302,700	194,034
Alcoa Inc.	5,000,000	181,850
Norsk Hydro ASA (ADR)[3]	7,839,000	108,377
Kuraray Co., Ltd.	2,290,000	28,155
Dow Chemical Co.	306,900	12,871
		9,086,490

TELECOMMUNICATION SERVICES — 2.18%
Sprint Nextel Corp., Series 1[2]	160,101,350	2,484,773
Qwest Communications International Inc.[1,2]	121,418,000	805,001
KDDI Corp.	51,169	362,528
Level 3 Communications, Inc.[1]	45,500,000	152,880
France Télécom SA	4,000,000	152,254
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	130,240
Verizon Communications Inc.	2,584,350	111,670
Embarq Corp.	689,237	35,117
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		4,234,463

UTILITIES — 0.24%
Questar Corp.	4,950,000	264,577
NRG Energy, Inc.[1]	5,000,000	211,950
		476,527

MISCELLANEOUS — 4.32%
Other common stocks in initial period of acquisition		8,369,925

Total common stocks (cost: $126,177,340,000)		168,997,062

		Market value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,272	$582

Total preferred stocks (cost: $21,000,000)		582

	Principal amount
Bonds & notes — 0.11%	(000)

CONSUMER DISCRETIONARY — 0.05%
Delphi Automotive Systems Corp. 6.55% 2006[5]	$58,190	39,569
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	14,000
Delphi Corp. 6.50% 2013[5]	53,500	35,577
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	15,180
		104,326

U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.05%
Freddie Mac 4.625% 2008	100,000	99,924

TELECOMMUNICATION SERVICES — 0.01%
Level 3 Financing, Inc. 12.25% 2013	7,950	7,970

Total bonds & notes (cost: $236,367,000)		212,220

Short-term securities — 12.48%

Federal Home Loan Bank 4.12%–4.95% due 12/5/2007–8/8/2008	6,427,184	6,373,968
Freddie Mac 4.16%–4.91% due 12/3/2007–6/30/2008	4,460,518	4,413,424
U.S. Treasury Bills 3.2375%–4.181% due 12/6/2007–5/22/2008	2,740,300	2,718,492
Fannie Mae 4.12%–4.87% due 12/5/2007–5/14/2008[2]	2,240,087	2,219,719
Federal Farm Credit Banks 4.25%–4.80% due 12/5/2007–5/2/2008	655,775	651,183
Bank of America Corp. 4.56%–4.915% due 1/22–4/2/2008	545,000	537,789
Ranger Funding Co. LLC 5.02% due 1/25/2008[6]	50,000	49,588
Wal-Mart Stores Inc. 4.46%–4.98% due 12/4/2007–2/13/2008[6]	585,995	582,193
Procter & Gamble International Funding S.C.A. 4.48%–5.21% due 12/6/2007–2/26/2008[6]	532,027	529,125
Procter & Gamble Co. 4.75% due 12/14/2007[6]	25,900	25,849
Coca-Cola Co. 4.46%–4.71% due 12/11/2007–2/26/2008[6]	490,520	486,858
JPMorgan Chase & Co. 4.55%–5.05% due 1/10–2/27/2008	318,700	315,902
Park Avenue Receivables Co., LLC 5.00%–6.05% due 12/17–12/20/2007[6]	128,171	127,829
Jupiter Securitization Co., LLC 6.15% due 12/12/2007[6]	41,000	40,927
CAFCO, LLC 4.85%–5.45% due 12/12/2007–2/7/2008[6]	423,300	420,729
Citigroup Funding Inc. 4.95% due 12/14/2007	53,000	52,896
General Electric Capital Services, Inc. 4.59%–5.15% due 12/18/2007–2/19/2008	160,000	159,156
Edison Asset Securitization LLC 4.50%–4.72% due 12/4/2007–1/25/2008[6]	125,500	124,972
General Electric Co. 4.51%–4.52% due 3/28–3/31/2008	100,000	98,311
General Electric Capital Corp. 4.78% due 1/23/2008	50,000	49,631
Wells Fargo Bank, N.A. 4.58%–4.60% % due 12/20/2007	371,100	371,100
Variable Funding Capital Corp. 4.65%–5.15% due 1/4–1/14/2008[6]	384,000	381,857
International Bank for Reconstruction and Development 4.18%–4.33% due 1/22–4/29/2008	326,200	321,122
United Parcel Service Inc. 4.37%–4.50% due 2/11–3/28/2008[6]	293,905	289,908
International Lease Finance Corp. 4.57%–4.87% due 1/14–1/30/2008	230,000	228,276
Union Bank of California, N.A. 5.08%–5.10% % due 12/11/2007–1/15/2008	200,000	200,015
Private Export Funding Corp. 4.50%–5.22 % due 12/10/2007–2/27/2008[6]	181,000	179,421
Hewlett-Packard Co. 4.52%–5.07% due 12/10/2007–1/2/2008[6]	167,700	167,340
AT&T Inc. 4.52%–4.53% due 12/3–12/27/2007[6]	159,700	159,338
Paccar Financial Corp. 4.70%–4.72% due 1/3–1/18/2008	159,900	159,038
Clipper Receivables Co., LLC 4.75% due 12/7/2007[6]	100,000	99,908
State Street Corp. 4.83% due 12/20/2007	50,000	49,860
John Deere Capital Corp. 4.48%–4.62% due 1/24–2/8/2008[6]	125,000	123,885
John Deere Credit Ltd. 4.53% due 12/12/2007	23,000	22,965
Caterpillar Financial Services Corp. 4.47% due 1/14–1/24/2008	145,000	144,074
Chevron Funding Corp. 4.73%–4.75% due 12/11/2007–1/8/2008	125,000	124,726
HSBC Finance Corp. 4.65%–4.75% due 1/23–1/30/2008	125,000	124,010
IBM International Group Capital LLC 4.52%–4.65% due 12/20/2007–1/30/2008[6]	119,684	118,757
Eaton Corp. 4.52%–4.75% due 1/18–2/13/2008[6]	110,452	109,522
Prudential Funding, LLC 4.55%–4.72% due 1/14–1/24/2008	100,000	99,288
Medtronic Inc. 4.52% due 1/18/2008[6]	94,400	93,779
Honeywell International Inc. 4.71% due 12/6–12/10/2007[6]	90,000	89,899
NetJets Inc. 4.62%–4.98% due 12/3–12/12/2007[6]	78,500	78,435
Harvard University 4.45%–4.47% due 1/4–2/4/2008	75,000	74,536
Harley-Davidson Funding Corp. 4.50%–4.74% due 12/11/2007–2/7/2008[6]	64,656	64,228
FCAR Owner Trust II 5.20% due 12/17/2007	55,287	55,149
Tennessee Valley Authority 4.36% due 12/6/2007	50,000	49,964
Johnson & Johnson 4.56% due 12/20/2007[6]	50,000	49,873
Three Pillars Funding, LLC 4.88% due 1/7/2008[6]	50,000	49,733
American Express Credit Corp. 4.56% due 2/11/2008	50,000	49,481
Pfizer Inc 4.41% due 5/28/2008[6]	50,000	48,790
Colgate-Palmolive Co. 4.47% due 12/27/2007[6]	40,000	39,866
Anheuser-Busch Cos. Inc. 4.58% due 12/10/2007[6]	15,000	14,981

Total short-term securities (cost: $24,193,427,000)		24,211,665

Total investment securities (cost: $150,628,134,000)		193,421,529
Other assets less liabilities		478,609

Net assets		$193,900,138

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in
 "Miscellaneous," was $243,817,000.
4Purchased in a transaction exempt from registration under the Securities Act of 1933.  May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$438,672	.23%
Broadview Networks Holdings, Inc.	7/7/2000–3/6/2002	21,000	582	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	0	0	.00
ProAct Holdings, LLC	1/4/2005	162	—	.00

Total restricted securities		$88,946	$439,254	.23%

5Scheduled interest and/or principal payment was not received.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such restricted securities was $4,547,590,000, which represented 2.35% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended November 30, 2007, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend/ interest income (000)	Market value of affiliates at 11/30/07 (000)

Fannie Mae, short-term securities	$709,727,000	$2,240,087,000	$709,727,000	$2,240,087,000	$15,270	$2,219,719
Fannie Mae	50,524,700	6,109,170	—	56,633,870	26,187	2,175,873
Target Corp.	45,484,502	—	2,700,000	42,784,502	6,368	2,569,637
Sprint Nextel Corp., Series 1	130,289,950	29,811,400	—	160,101,350	3,257	2,484,773
Lowe’s Companies, Inc.	96,114,400	—	—	96,114,400	7,689	2,346,153
Lowe’s Companies, Inc.,
short-term securities	$20,000,000	—	$20,000,000	—	35	—
Baker Hughes Inc.	17,606,800	574,115	264,000	17,916,915	2,255	1,438,191
EOG Resources, Inc.	15,855,00	—	—	15,885,000	1,430	1,314,960
Syngenta AG	5,200,000	—	—	5,200,000	—	1,283,183
Best Buy Co., Inc.	22,663,400	—	—	22,663,400	2,946	1,156,967
Qwest Communications International Inc.	114,418,000	7,000,000	—	121,418,000	—	805,001
Bunge Ltd.	7,250,000	450,000	850,000	6,850,000	1,164	769,529
Liberty Media Holding Corp.,
Liberty Interactive, Series A	23,792,500	14,375,000	—	38,167,500	—	769,075
International Game Technology	16,800,000	—	—	16,800,000	2,352	733,488
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	740	438,672
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	346	204,895
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	1,941	622,155
Southwest Airlines Co.	43,578,877	—	—	43,578,877	—	616,641
Linear Technology Corp.	19,850,000	—	—	19,850,000	3,573	604,631
Intuit Inc.	16,825,000	—	—	16,825,000	—	493,309
Xilinx, Inc.	22,700,000	—	844,500	21,855,500	2,623	478,635
BJ Services Co.	17,475,000	250,000	—	17,725,000	874	435,681
Newfield Exploration Co.	8,264,800	—	—	8,264,800	—	412,000
Maxim Integrated Products, Inc.	15,140,000	1,885,000	—	17,025,000	3,192	394,810
Altera Corp.	23,950,000	—	4,118,600	19,831,400	925	372,434
Harman International Industries, Inc.	1,481,900	2,597,000	—	4,078,900	51	300,207
CarMax, Inc.	12,600,000	—	—	12,600,000	—	288,162
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	775	261,312
Robert Half International Inc.	8,310,000	—	—	8,310,000	831	224,038
Sealed Air Corp.	9,271,200	83,100	1,051,600	8,302,700	927	194,034
Advanced Micro Devices, Inc.*	32,240,000	—	16,491,700	15,748,300	—	—
Analog Devices, Inc.*	18,146,666	—	4,008,581	14,138,085	—	—
Carnival Corp., units*	31,600,000	—	2,418,820	29,181,180	11,690	—
USX Corp.*	7,230,709	—	2,650,709	4,580,000	916	—
					$98,357	$26,408,165
*Unaffiliated issuer at 11/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$48,566,788
Gross unrealized depreciation on investment securities	(5,858,246)
Net unrealized appreciation on investment securities	42,708,542
Cost of investment securities for federal income tax purposes	150,712,783

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-905-0108O-S10901

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2008